Advances to Suppliers, Net - Schedule of Advances to Suppliers, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Advances to Suppliers, Net [Abstract]
Advances for products and services	$ 1,175,059	$ 1,246,130
Less: allowance for expected credit losses	(393,469)	(254,612)
Advances to suppliers, net	$ 781,590	$ 991,518